Summary of significant accounting policies, Recognition of revenue, costs and expenses, and financing costs (Details)	12 Months Ended
Dec. 31, 2023
Parcel Vessels and Bulk Carriers [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	7 days
Parcel Vessels and Bulk Carriers [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period revenues derived from transportation of merchandise	30 days
Maritime Administration Services [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Percentage of profit margin to the costs incurred for services	2.85%
Ship and Container Repair Services [Member] | Vessels [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	2 days
Period of wharfage	1 day
Ship and Container Repair Services [Member] | Vessels [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	60 days
Period of wharfage	365 days
Ship and Container Repair Services [Member] | Container [Member] | Minimum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	1 day
Ship and Container Repair Services [Member] | Container [Member] | Maximum [Member]
Recognition of revenue, costs and expenses, and financing costs [Abstract]
Period of repair services for ship and containers	6 days